FINANCE COSTS - Disclosure of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 1,357	$ 602
Accretion on provision for reclamation and rehabilitation [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	374	208
Interest on loans [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	834	301
Interest on lease liabilities [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	84	93
Other financing costs [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 65	$ 0